Schedule of Investments (unaudited) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 131.1%

Alabama — 1.4%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,655	$1,954,191
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(a):
4.50%, 05/01/32	180	195,408
5.25%, 05/01/44	230	255,155

		2,404,754

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 06/01/46	1,045	1,045,000

Arizona — 4.2%
Arizona IDA, RB:
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, Series A, 5.00%, 07/15/39(a)	250	275,503
Great Lakes Senior Living Communities LLC Project Second Tier, Series B, 5.13%, 01/01/54	280	301,221
Great Lakes Senior Living Communities LLC Project, Series A, 4.50%, 01/01/49	500	525,080
Arizona IDA, Refunding RB, Series A,(a):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	360	392,310
Basis Schools, Inc. Projects, 5.38%, 07/01/50	925	999,814
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	855	818,201
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 07/01/33	870	899,772
Legacy Traditional Schools Projects, 5.00%, 07/01/46(a)	1,255	1,336,713
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A(a):
5.00%, 07/01/35	125	134,601
5.00%, 07/01/46	135	141,222
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	375	419,261

Security	Par (000)	Value

Arizona (continued)
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	$725	$949,554

		7,193,252

California — 8.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,040	1,093,934
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	70	78,608
5.25%, 08/15/49	175	194,016
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/31(a)(c)	1,265	727,033
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	2,045	2,100,011
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	193,913
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/47	140	140,021
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp:
5.60%, 06/01/36	2,000	2,021,620
5.70%, 06/01/46	1,000	1,010,860
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	535	541,013
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 08/01/38(c)	3,725	2,112,373
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	402,858
Sub-Series I-1, 6.38%, 11/01/19(b)	400	405,236
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	2,150	2,173,112

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1 (continued):
5.13%, 06/01/46	$1,005	$1,006,347

		14,200,955

Colorado — 4.7%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	275	289,091
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(b)	840	916,104
Sisters of Charity of Leavenworth Health System, Series A, 5.00%, 01/01/40	3,940	3,991,969
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,789,831
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	1,000	1,056,450

		8,043,445

Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	515	543,984
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	860	961,678

		1,505,662

Delaware — 1.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	783,225
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,304,266

		3,087,491

District of Columbia — 1.3%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(b)	260	307,510
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	750	790,125

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	$170	$171,074
5.25%, 10/01/44	1,000	1,006,730

		2,275,439

Florida — 6.4%
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement:
Revenue Bond, Series A-1, 5.13%, 05/01/39	210	222,216
Series A-2, 4.60%, 05/01/31	515	538,000
Capital Trust Agency, Inc., RB, Paragon Academy of Technology and Sunshine, Series A, 5.75%, 06/01/54(a)	450	464,814
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, AMT(a):
5.00%, 10/01/34	120	131,590
5.00%, 10/01/49	560	598,730
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/20(b)	1,950	2,037,652
Florida Development Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(d)	740	781,706
Lakewood Ranch Stewardship District, Special Assessment Bonds, Northeast Sector Project — Phase 1B, Village of Lakewood Ranch Sector Projects(a):
4.75%, 05/01/29	270	291,735
5.30%, 05/01/39	310	339,186
5.45%, 05/01/48	550	599,703
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.00%, 05/01/21	100	101,381
4.25%, 05/01/26	100	104,646
5.13%, 05/01/46	385	405,055
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,080	1,220,681
Tolomato Community Development District, Refunding, Special Assessment Bonds,(e):
Convertible CAB, Series A4, 6.61%, 05/01/40	120	103,459
Series 2015-2, 6.61%, 05/01/40	310	226,880

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District,(f)(g):
Series 1, 6.61%, 05/01/40(e)	$505	$436,285
Series 3, 6.61%, 05/01/40	340	3
Series 3, 6.65%, 05/01/40	275	3
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/49	570	606,229
5.00%, 05/01/28	160	172,578
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	785	842,509
West Villages Improvement District, Special Assessment Bonds:
4.75%, 05/01/39	220	226,395
5.00%, 05/01/50	450	464,796

		10,916,232

Georgia — 3.0%
Brookhaven Development Authority, RB, Children’s Healthcare of Atlanta, Series A(h):
3.00%, 07/01/46	1,365	1,346,190
4.00%, 07/01/49	1,680	1,843,094
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	240	278,285
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,270	1,714,818

		5,182,387

Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	45	45,574

Illinois — 11.1%
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	935	1,035,410
Project, Series C, 5.25%, 12/01/35	795	863,465
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/27	415	481,749
Dedicated Revenues, Series C, 5.00%, 12/01/34	940	1,048,382
Dedicated Revenues, Series F, 5.00%, 12/01/22	325	349,642
Series C, 5.00%, 12/01/25	350	395,675
Chicago Board of Education, GO:
5.00%, 12/01/46	290	320,183
5.00%, 12/01/46	745	783,218

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	$595	$695,936
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A:
5.75%, 01/01/21(b)	2,100	2,236,143
5.75%, 01/01/39	400	421,456
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	383,562
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	381,335
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	550	555,940
Presence Health Network, Series C, 5.00%, 02/15/41	1,500	1,777,965
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	200	225,120
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	1,790	1,841,606
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	1,400	1,420,594
McCormik Place Expansion Project, Series B, 5.00%, 06/15/52	225	242,701
State of Illinois, GO:
5.00%, 05/01/27	500	546,590
5.00%, 01/01/28	1,005	1,114,063
5.00%, 03/01/37	755	786,181
Series A, 5.00%, 01/01/33	555	579,514
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	475	533,202

		19,019,632

Indiana — 5.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	365	423,287
7.00%, 01/01/44	885	1,018,529

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	$1,025	$1,054,694
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	135	149,314
6.75%, 01/15/43	200	219,098
6.88%, 01/15/52	560	612,315
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,375,181
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	160	173,944
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	520	563,342
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	2,190	2,392,707
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	290	292,874
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	490,248
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	560	597,111

		9,362,644

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	825	905,074
Midwestern Disaster Area, 5.25%, 12/01/25	660	723,076
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	70	72,089

		1,700,239

Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	460	522,629

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	$565	$595,702

		1,118,331

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
S/F Housing, University of Louisiana Monroe Project, 5.00%, 07/01/54(a)	445	474,726
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,135	1,198,027
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	350	359,534
5.25%, 05/15/31	300	316,572
5.25%, 05/15/32	380	411,415
5.25%, 05/15/33	415	448,839
5.25%, 05/15/35	945	1,040,832

		4,249,945

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	970	1,039,268

Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	970	1,007,132
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	664,027

		1,671,159

Massachusetts — 3.3%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	860	980,374
Boston Medical Center, Series D, 5.00%, 07/01/44	1,000	1,115,060
North Hill Communities Issue, Series A, 6.50%, 11/15/23(a)(b)	1,000	1,224,210
UMass Boston Student Housing Project, 5.00%, 10/01/48	945	1,056,841

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	$500	$572,905
Massachusetts HFA, Refunding RB, Series A, AMT, 4.45%, 12/01/42	645	666,833

		5,616,223

Michigan — 2.2%
City of Detroit Michigan, GO:
5.00%, 04/01/34	140	154,027
5.00%, 04/01/35	140	153,303
5.00%, 04/01/36	95	103,608
5.00%, 04/01/37	155	168,356
5.00%, 04/01/38	70	75,715
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,970	2,155,042
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	410	443,481
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	500	582,180

		3,835,712

Minnesota — 2.2%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project, Series A, 5.75%, 07/01/46	180	192,137
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,940	2,107,558
5.25%, 02/15/58	655	775,134
Housing & Redevelopment Authority of The City of State Paul Minnesota, Refunding RB, Hmong College Academy Project, Series A, 5.50%, 09/01/36	690	754,080

		3,828,909

Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	92,822
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	330	355,502

Security	Par (000)	Value

Missouri (continued)
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A (continued):
4.75%, 11/15/47	$365	$387,327
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	115	124,025

		959,676

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	285	313,862

New Jersey — 10.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	475	517,959
5.25%, 11/01/44	1,160	1,265,003
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	505	512,176
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,533,304
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,459,502
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	785	914,949
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	652,527
New Jersey Transportation Trust Fund Authority, RB,:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,535	2,943,617
Transportation Program, Series AA, 5.00%, 06/15/45	585	645,670
Transportation System, Series B, 5.25%, 06/15/36	845	889,701
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	245	270,799
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	730	860,874
5.00%, 06/01/46	1,700	1,901,535

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	$2,825	$3,058,034

		17,425,650

New York — 19.8%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31	2,830	3,024,449
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	900	919,692
5.00%, 06/01/42	1,505	1,505,000
5.00%, 06/01/45	555	554,983
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,000	1,059,070
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	410	410,021
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	910	910,282
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	4,030	4,321,087
5.75%, 02/15/47	2,480	2,620,021
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,292,996
5.25%, 11/15/39	400	458,852
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,140	6,677,189
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	420	427,367
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,355	2,582,752
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	160	177,584
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	395	442,321
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,423,441

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$1,000	$1,116,290
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	765,631
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(a)	410	479,228
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	1,690	1,729,597

		33,897,853

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	260	287,001

Ohio — 5.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	2,295	2,282,469
5.88%, 06/01/47	1,100	1,081,245
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,650	2,739,703
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	400	429,544
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,220	1,338,645

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio Higher Educational Facility Commission, Refunding RB, Ohio Wesleyan University, 4.00%, 10/01/49(h)	$1,015	$1,093,043

		8,964,649

Oklahoma — 2.5%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	1,450	1,668,138
5.25%, 08/15/43	1,305	1,522,269
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	925	1,040,551

		4,230,958

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	625	304,037

Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	470	517,212
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	300	322,818
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	465	528,286
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	720	768,391
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	1,190	1,265,398
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	593,596

		3,995,701

Puerto Rico — 5.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	820	833,751

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	$395	$399,215
6.00%, 07/01/44	715	722,150
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.25%, 07/01/42	2,250	2,278,102
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructure:
Series A-1, 4.50%, 07/01/34	15	15,471
Series A-1, 4.75%, 07/01/53	1,374	1,339,128
Series A-1, 5.00%, 07/01/58	2,364	2,359,059
Series A-2, 4.55%, 07/01/40	750	720,435
Series A-2, 5.00%, 07/01/58	1,000	959,790

		9,627,101

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	420	460,156
Series B, 4.50%, 06/01/45	1,875	1,919,288
Series B, 5.00%, 06/01/50	1,360	1,422,764

		3,802,208

South Carolina — 3.0%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	1,110	1,311,376
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,840	2,074,747
Series E, 5.00%, 12/01/48	420	462,668
Series E, 5.50%, 12/01/53	750	832,658
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	430	493,223

		5,174,672

Tennessee — 1.8%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	490	545,125
5.63%, 01/01/46	570	628,596

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	$290	$302,377
5.25%, 10/01/58	1,430	1,697,253

		3,173,351

Texas — 8.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	730	780,618
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	210	250,536
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	5,200	2,594,696
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(b):
6.00%, 08/15/20	105	110,191
6.00%, 08/15/20	1,285	1,348,531
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34(c)	3,000	1,805,820
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	430	461,089
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	135	149,203
5.75%, 08/15/45	275	303,663
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	2,074,937
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58(h)	1,205	1,391,028
Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	1,025	1,128,238
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	524,250

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, First Tier Toll Revenue, 0.00%, 08/01/43(c)	$2,205	$765,488

		13,688,288

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	1,815	1,817,523

Virginia — 3.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	260	277,932
5.13%, 03/01/31	510	556,058
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. — Harbor’s Edge Project, Series A:
5.00%, 01/01/34	235	256,684
4.38%, 01/01/39	345	365,510
5.00%, 01/01/49	455	486,686
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,025	1,012,741
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	240	255,658
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 04/01/45	1,000	1,002,950
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	1,540	1,701,546

		5,915,765

Washington — 0.9%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	350	396,459
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,020	1,152,692

		1,549,151

Wisconsin — 1.2%
Public Finance Authority, RB,(a):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	290	324,809
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	290	323,109
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48	315	344,235

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB:
Celanese Project, Series D, 4.05%, 11/01/30	$200	$212,194
Wingate University, Series A, 5.25%, 10/01/48	695	780,534

		1,984,881

Total Municipal Bonds — 131.1% (Cost — $208,490,939)		224,454,580

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.5%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,700	3,125,250
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	495	592,495
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	553	553,517

		4,271,262

Colorado — 0.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(j)	740	741,302

Georgia — 0.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,098,390

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	2,120	2,319,640

Illinois — 2.5%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,340	2,537,215

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	$1,498	$1,712,293

		4,249,508

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,815	1,912,175

Massachusetts — 5.8%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	2,130	2,255,947
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	7,669,685

		9,925,632

Michigan — 1.3%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	2,000	2,163,240

New York — 2.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,390	2,621,591
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	1,215	1,441,452

		4,063,043

North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,374,676

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	$1,232	$1,287,486

		2,662,162

Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	2,003,215

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,447	2,610,178

Texas — 8.3%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	11,000	12,078,316
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(j):
5.00%, 08/15/19(b)	522	523,575
5.00%, 08/15/38	400	400,489
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,250,426

		14,252,806

Virginia — 3.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	2,224	2,740,660

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$2,949	$3,016,257

		5,756,917

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,891	2,032,502

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.1% (Cost — $56,702,259)		60,061,972

Total Long-Term Investments — 166.2% (Cost — $265,193,198)		284,516,552

	Shares

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(k)(l)	394,853	394,931

Total Short-Term Securities — 0.2% (Cost — $394,931)		394,931

Total Investments — 166.4% (Cost — $265,588,129)		284,911,483

Liabilities in Excess of Other Assets — (1.9)%		(3,263,358)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.3)%		(34,823,139)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.2)%		(75,600,599)

Net Assets Applicable to Common Shares — 100.0%		$171,224,387

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 1, 2026 to July 1, 2034, is $3,637,279.

(k)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA)

(l)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	393,555	1,298	394,853	$394,931	$1,967	$350	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HDA	Housing Development Authority

HFA	Housing Finance Agency

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

OTC	Over-the-Counter

RB	Revenue Bonds

SAN	State Aid Notes

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	11	09/19/19	$1,402	$(10,896)
Long U.S. Treasury Bond	63	09/19/19	9,802	(133,326)
5-Year U.S. Treasury Note	15	09/30/19	1,763	1,955

				$(142,267)

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$284,516,552		$—	$284,516,552
Short-Term Securities	394,931	—		—	394,931

	$394,931	$284,516,552	$		$284,911,483

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,955	$—		$—	$1,955
Liabilities:
Interest rate contracts	(144,222)	—		—	(144,222)

	$(142,267)	$—		$—	$(142,267)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(34,699,733)	$—	$(34,699,733)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(110,699,733)	$—	$(110,699,733)

12